Schedule of Exercise Prices of Common Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	6,902,337	8,064,561	9,405,541
Number of Shares, Exercisable	6,027,418
2016 Stock Incentive Plan [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.00
Number of Shares, Outstanding	4,825,750
Number of Shares, Exercisable	3,982,816
2016 Stock Incentive Plan [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.25
Number of Shares, Outstanding	780,751
Number of Shares, Exercisable	779,843
Exercise price lower range	$ 1.01
2016 Stock Incentive Plan [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.75
Number of Shares, Outstanding	250,000
Number of Shares, Exercisable	229,479
Exercise price lower range	$ 1.51
2016 Stock Incentive Plan [Member] | Exercise Price Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 2.00
Number of Shares, Outstanding	924,169
Number of Shares, Exercisable	913,613
Exercise price lower range	$ 1.76
2016 Stock Incentive Plan [Member] | Exercise Price Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 2.25
Number of Shares, Outstanding	121,667
Number of Shares, Exercisable	121,667
Exercise price lower range	$ 2.01
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	82,062,314	65,013,645
Number of Shares, Exercisable	13,608,686
2019 Equity Incentive Plan [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	250,000
Number of Shares, Exercisable	250,000
2019 Equity Incentive Plan [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.00
Number of Shares, Outstanding	81,812,314
Number of Shares, Exercisable	13,358,686
Stock Options Outside 2016 Plan and 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.00
Number of Shares, Outstanding	3,052,000	3,724,667	2,414,000
Number of Shares, Exercisable	2,376,333
Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	789,541
Number of Shares, Exercisable	463,041
Publisher Partner Warrant [Member] | Exercise Price Range One [Member] | Black-Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.00
Number of Shares, Outstanding	40,000
Number of Shares, Exercisable	40,000
Publisher Partner Warrant [Member] | Exercise Price Range Two [Member] | Black-Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.25
Number of Shares, Outstanding	465,419
Number of Shares, Exercisable	275,419
Exercise price lower range	$ 1.01
Publisher Partner Warrant [Member] | Exercise Price Range Three [Member] | Black-Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.50
Number of Shares, Outstanding	68,277
Number of Shares, Exercisable	68,277
Exercise price lower range	$ 1.26
Publisher Partner Warrant [Member] | Exercise Price Range Four [Member] | Black-Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 1.75
Number of Shares, Outstanding	110,318
Number of Shares, Exercisable	27,818
Exercise price lower range	$ 1.51
Publisher Partner Warrant [Member] | Exercise Price Range Five [Member] | Black-Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 2.00
Number of Shares, Outstanding	104,449
Number of Shares, Exercisable	50,449
Exercise price lower range	$ 1.76
Publisher Partner Warrant [Member] | Exercise Price Range Six [Member] | Black-Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price upper range	$ 2.25
Number of Shares, Outstanding	1,078
Number of Shares, Exercisable	1,078
Exercise price lower range	$ 2.01